UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    November 11, 2004

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $110,246

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4213 52685.00 SH       SOLE                 49285.00           3400.00
American SuperConductor        COM              030111108      693 55830.00 SH       SOLE                 52330.00           3500.00
Amgen, Inc.                    COM              031162100     3093 54445.00 SH       SOLE                 51145.00           3300.00
Amsouth Bancorporation         COM              032165102     2760 113102.00SH       SOLE                106102.00           7000.00
Anadarko Petroleum Corp        COM              032511107     4364 65765.00 SH       SOLE                 60865.00           4900.00
BP p.l.c. ADR                  COM              055622104     2434 42300.00 SH       SOLE                 39800.00           2500.00
Brown & Brown, Inc.            COM              115236101      788 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     4755 59105.00 SH       SOLE                 54705.00           4400.00
ChevronTexaco Corp             COM              166764100     2808 52356.00 SH       SOLE                 48556.00           3800.00
Coca-Cola Company              COM              191216100     1951 48710.00 SH       SOLE                 42110.00           6600.00
Conagra Foods, Inc.            COM              205887102     4373 170105.00SH       SOLE                159305.00          10800.00
Dow Chemical                   COM              260543103     4696 103945.00SH       SOLE                 99045.00           4900.00
Duke Energy Company            COM              264399106     3923 171385.00SH       SOLE                157285.00          14100.00
Emerson Electric               COM              291011104     4430 71575.00 SH       SOLE                 65575.00           6000.00
Exxon Mobil Corp               COM              30231G102     4266 88270.00 SH       SOLE                 83170.00           5100.00
Fuelcell Energy Inc            COM              35952H106      558 54425.00 SH       SOLE                 53925.00            500.00
Genentech Inc                  COM              368710406     2547 48595.00 SH       SOLE                 43395.00           5200.00
General Electric               COM              369604103     3989 118803.00SH       SOLE                111003.00           7800.00
Honeywell, Inc                 COM              438516106     2210 61635.00 SH       SOLE                 57835.00           3800.00
IDACORP, Inc.                  COM              451107106     2126 73170.00 SH       SOLE                 70170.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      702 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     3312 165120.00SH       SOLE                154920.00          10200.00
International Rectifier        COM              460254105     2203 64240.00 SH       SOLE                 59040.00           5200.00
Johnson & Johnson              COM              478160104     4886 86730.00 SH       SOLE                 82230.00           4500.00
Kellogg Co                     COM              487836108     1262 29585.00 SH       SOLE                 29585.00
Lilly, Eli & Co                COM              532457108     1797 29917.00 SH       SOLE                 28517.00           1400.00
Merck & Co., Inc               COM              589331107     1937 58686.00 SH       SOLE                 54386.00           4300.00
Microsoft Corp                 COM              594918104      489 17670.00 SH       SOLE                 10670.00           7000.00
Pfizer, Inc                    COM              717081103     3569 116638.00SH       SOLE                109463.00           7175.00
Proctor & Gamble               COM              742718109     1826 33731.00 SH       SOLE                 32131.00           1600.00
Progress Energy Inc            COM              743263105     3680 86904.00 SH       SOLE                 82404.00           4500.00
Royal Dutch Petroleum Co.      COM              780257804      229  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4592 153155.00SH       SOLE                144955.00           8200.00
SunTrust Banks, Inc.           COM              867914103     5795 82298.00 SH       SOLE                 77298.00           5000.00
Texas Instruments              COM              882508104     1813 85202.00 SH       SOLE                 78602.00           6600.00
Thomasville Bancshares, Inc.   COM              884608100      214 17800.00 SH       SOLE                 17800.00
Verizon Communications         COM              92343V104     4605 116926.00SH       SOLE                109626.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      348  6550.00 SH       SOLE                  6550.00
Wells Fargo                    COM              949746101     5594 93812.00 SH       SOLE                 88612.00           5200.00
Investment Company of America                   461308405      203 6989.341 SH       SOLE                 6989.341
Longleaf Partners Int'l Fund                    543069405      213 14895.730SH       SOLE                14895.730